Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 376,000
Previously Paid Amount	0.00
Total Fee Amount	51.93
Total Offset Amount	0.00
Net Fee	51.93
Narrative - Max Aggregate Offering Price	$ 376,000
Final Prospectus	true